Shareholder's capital - Performance Stock Units (Detail) - Performance share units - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of awards
Beginning balance (in shares)	578,988	564,116
Granted (in shares)	811,974	219,315
Exercised (in shares)	(374,973)	(181,875)
Forfeited (in shares)	(60,961)	(22,568)
Ending balance (in shares)	955,028	578,988	564,116
Exercisable (in shares)	172,031
Weighted average grant-date fair value
Beginning balance (CAD per share)	CAD 9.82	CAD 7.59
Granted (CAD per share)	13.54	11.62
Exercised (CAD per share)	8.33	8.29
Forfeited (CAD per share)	12.61	9.64
Ending balance (CAD per share)	12.30	CAD 9.82	CAD 7.59
Exercisable (CAD per share)	CAD 9.75
Additional Disclosures
Outstanding, Weighted average remaining contractual term	1 year 10 months 2 days	1 year 8 months 26 days	1 year 7 months 17 days
Granted, Weighted average remaining contractual term	2 years	2 years
Outstanding, aggregate intrinsic value	CAD 13,428	CAD 6,595	CAD 6,155
Granted, aggregate intrinsic value	0	0
Exercised, aggregate intrinsic value	4,394	2,115
Forfeited, aggregate intrinsic value	0	CAD 0
Exercisable, aggregate intrinsic value	CAD 2,423